Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Summary of Loss from Discontinued Operations
The following table summarizes (loss) income from discontinued operations, net, for the quarters ended March 31, 2014 and 2013 (in millions):

	2014	2013
Revenues	$57.1	$109.7
Operating expenses	96.2	102.3
Operating (loss) income	(39.1)	7.4
Other income	—	.3
Income tax expense	(1.6)	(0.9)
Income (loss) on disposal of discontinued operations, net	19.4	(1.1)
(Loss) income from discontinued operations, net	$(21.3)	$5.7